Oct-21-02 02:00pm From-NEW YORK STOCK EXCHANGE +2126565893 T-563 P.002/002 F-852

Securities Operations

20 Broad Street
New York, NY 10005

tel: 212.656.5026
fax: 212.656.5893
pmadho@nyse.com

02059370

Cert NYS

1-13797

NYSE

RECD S.E.C.
OCT 2 1 2002

October 21, 2002

PROCESSED
OCT 3 1 2002
THOMSON FINANCIAL P

Mr. Brian Johnson
Branch Chief
Securities and Exchange Commission
Branch of Filer Support 2
Room 1004 – STOP/1-4
450 Fifth Street, NW
Judiciary Plaza
Washington, DC 20549

Dear Mr. Johnson:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, HAWK CORPORATION, 12% Senior Notes due 2006 and requests immediate acceleration of registration. Adequate distribution assured. Form 8-A received on October 21, 2002. Tentative listing date – October 23, 2002.

Sincerely,

[signature]